Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	May 31, 2022	May 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 1,212	$ 1,613
Prepaid expenses and other current assets, allowance	456	215
Available for sale securities non current	173,003	224,315
Accounts payable, consolidated variable interest entity without recourse	21,862	36,032
Accrued expenses and other current liabilities, consolidated variable interest entity without recourse	499,721	900,877
Income taxes payable, consolidated variable interest entity without recourse	63,187	46,248
Amounts due to related parties, consolidated variable interest entity without recourse	226	33
Deferred revenue, consolidated variable interest entity without recourse	927,187	1,923,007
Deferred tax liabilities, non-current consolidated variable interest entity without recourse	19,048	12,924
Operating Lease Liability-current, consolidated variable interest entity without recourse	164,806	501,049
Unsecured senior notes non current, consolidated variable interest entities without recourse	0	0
Operating Lease Liability non current consolidated variable interest entity without recourse	$ 442,843	$ 1,333,961
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,696,966,183	1,690,082,150
Common stock, shares outstanding	1,696,966,183	1,690,082,150